LIABILITIES AND DEBT - Venture Debt (Details) - USD ($)		1 Months Ended			12 Months Ended
	Nov. 16, 2021	Jul. 31, 2021	May 31, 2021	Mar. 31, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Gross loan						$ 1,459,211
Warrants granted		355,000	31,881
Warrants value		$ 1,622,350	$ 145,696
Interest expense	$ 427,700				$ 825,219	$ 770,277
Interest expense and effective interest rate					13.70%	14.60%
Common stock warrants
Line of Credit Facility [Line Items]
Warrants granted						493,462
Warrants exercise price						$ 2.50
Warrants and rights outstanding term						10 years
Warrants value						$ 184,191
Note Warrant [Member]
Line of Credit Facility [Line Items]
Percentage diluted capitalization							1.00%
Principal loaned under the agreement							1.358%
Principal loaned under the agreement							$ 1,000,000
Loan fees and discounts from warrants were amortized to interest expense					$ 147,389	241,878
Loan fees and discounts from warrants unamortized balance					0	147,389
Venture Debt [Member] | Secured Debt
Line of Credit Facility [Line Items]
Maximum borrowing capacity				$ 4,000,000
Amended Venture Debt [Member] | Secured Debt
Line of Credit Facility [Line Items]
Maximum borrowing capacity				$ 6,000,000
Loan bears interest rate				12.50%
Compounded monthly fees				$ 5,000
Gross loan					$ 6,001,755	$ 6,001,755
Amended Venture Debt [Member] | Secured Debt | Follow-On Public Offering
Line of Credit Facility [Line Items]
Line of credit facility, frequency of payments				$3,000,000
Line of credit facility days				5 days
Amended Venture Debt [Member] | Secured Debt | Secondary Follow-On Public Offering Prior To September 30 2021
Line of Credit Facility [Line Items]
Loan payment				$ 3,000,000
Line of credit facility days				5 days
Amended Venture Debt [Member] | Secured Debt | Secondary Follow-On Public Offering After September 30 2021
Line of Credit Facility [Line Items]
Loan payment				$ 300,000